Investments - Schedule of Unrealized and Realized Gains and Losses of Equity Securities (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Investment [Line Items]
Gross unrealized gains (upward adjustments)	¥ 121,555	$ 18,629	¥ 78,321
Gross unrealized losses (impairment)	(66,063)	(10,125)	(180,913)
Net unrealized (losses) gains on equity securities held	55,492	8,504	(102,592)
Net realized gains on equity securities sold	482,202	73,901
Total net gains (losses) recognized in other income, net	¥ 537,694	$ 82,405	¥ (102,592)